Reconciliation of net cash flow from operating activities (Tables)	12 Months Ended
Mar. 31, 2021
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

		2021	2020	2019
	Notes	€m	€m	€m
Profit/(loss) for the financial year		536	(455)	(7,644)
Loss for the financial year from discontinued operations	7	0	—	3,535
Profit/(loss) for the financial year from continuing operations		536	(455)	(4,109)
Non-operating expense		0	3	7
Investment income	5	(330)	(248)	(433)
Financing costs	5	1,027	3,549	2,088
Income tax expense	6	3,864	1,250	1,496
Operating profit/(loss)		5,097	4,099	(951)
Adjustments for:
Share-based payments and other non-cash charges		146	146	147
Depreciation and amortisation	10, 11	14,101	14,174	9,795
Loss on disposal of property, plant and equipment and intangible assets		17	51	33
Share of result of equity accounted associates and joint ventures	12	(342)	2,505	908
Impairment losses	4	0	1,685	3,525
Other (income)/expense		(568)	(4,281)	148
(Increase)/decrease in inventory		(68)	68	(131)
Decrease/(Increase) in trade and other receivables	14	582	(38)	(31)
(Decrease)/increase in trade and other payables	15	(730)	(100)	739
Cash generated by operations		18,235	18,309	14,182
Net tax paid		(1,020)	(930)	(1,131)
Cash flows from discontinued operations		0	—	(71)
Net cash flow from operating activities		17,215	17,379	12,980